Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 3,260	₱ 2,949
Consolidated unrecognized deferred income tax assets	817	748
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,541	592
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,294	1,042
Fixed asset impairment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	192	1,271
Provisions [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset recognized	72	(114)
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	49
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	44
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	22	13
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	37	(25)
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	9	16
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2	15
Lease liability over ROU assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1	38
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (3)	₱ 101